Dividends on Ordinary Capital (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Dividends on Ordinary Capital

Dividends on ordinary capital during the year	€ million 2019	€ million 2018	€ million 2017
NV dividends	(2,352)	(2,262)	(2,154)
PLC dividends	(1,871)	(1,819)	(1,762)

	(4,223)	(4,081)	(3,916)